UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22114

Name of Registrant:	Vanguard Montgomery Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2024—June 30, 2024

Item 1: Reports to Shareholders

TABLE OF CONTENTS

Market Neutral Fund Investor Shares - VMNFX

Market Neutral Fund Institutional Shares - VMNIX

Vanguard Market Neutral Fund

Investor Shares (VMNFX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$68	1.33%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

	Long Portfolio	Short Portfolio
Communication Services	3.0%	3.5%
Consumer Discretionary	9.2%	8.9%
Consumer Staples	4.9%	5.0%
Energy	6.2%	5.9%
Financials	18.5%	17.9%
Health Care	12.6%	12.8%
Industrials	16.5%	16.1%
Information Technology	11.9%	12.2%
Materials	3.7%	3.7%
Real Estate	6.8%	6.9%
Utilities	3.2%	3.2%
Other Assets and Liabilities—Net	3.5%	3.9%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$466
Number of Portfolio Holdings	447
Portfolio Turnover Rate	51%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR634

Vanguard Market Neutral Fund

Institutional Shares (VMNIX)

Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Vanguard Market Neutral Fund (the "Fund") for the period of January 1, 2024, to June 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$65	1.27%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

This table reflects the Fund's investments, including short-term investments and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of June 30, 2024)

	Long Portfolio	Short Portfolio
Communication Services	3.0%	3.5%
Consumer Discretionary	9.2%	8.9%
Consumer Staples	4.9%	5.0%
Energy	6.2%	5.9%
Financials	18.5%	17.9%
Health Care	12.6%	12.8%
Industrials	16.5%	16.1%
Information Technology	11.9%	12.2%
Materials	3.7%	3.7%
Real Estate	6.8%	6.9%
Utilities	3.2%	3.2%
Other Assets and Liabilities—Net	3.5%	3.9%

Fund Statistics

(as of June 30, 2024)

Fund Net Assets (in millions)	$466
Number of Portfolio Holdings	447
Portfolio Turnover Rate	51%

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Institutional Investor Services • 800-523-1036

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

SR734

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the six-months ended June 30, 2024
Vanguard Market Neutral Fund

Contents
Financial Statements	1

Market Neutral Fund
Financial Statements (unaudited)
Schedule of Investments
As of June 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks—Long Positions (96.5%)
Communication Services (3.0%)
[1]	Playtika Holding Corp.	444,386	3,497
*,1	ZipRecruiter Inc. Class A	270,941	2,463
[1]	Alphabet Inc. Class C	12,339	2,263
*,1	Clear Channel Outdoor Holdings Inc.	1,442,249	2,034
*,1	Match Group Inc.	45,701	1,388
*,1	TripAdvisor Inc.	48,373	862
*	Liberty Latin America Ltd. Class C	63,180	608
*	Madison Square Garden Entertainment Corp.	14,803	507
*,1	Yelp Inc.	12,748	471
			14,093
Consumer Discretionary (9.2%)
[1]	Travel & Leisure Co.	87,014	3,914
*,1	Expedia Group Inc.	28,449	3,584
*	Norwegian Cruise Line Holdings Ltd.	189,144	3,554
*,1	Mohawk Industries Inc.	27,474	3,121
*,1	Everi Holdings Inc.	340,408	2,859
	Wynn Resorts Ltd.	26,531	2,375
*,1	frontdoor Inc.	70,191	2,372
	Gap Inc.	94,122	2,249
*,1	Taylor Morrison Home Corp.	39,489	2,189
*	Hovnanian Enterprises Inc. Class A	15,061	2,137
*,1	Dave & Buster's Entertainment Inc.	43,036	1,713
*,1	M/I Homes Inc.	13,376	1,634
*,1	Chegg Inc.	515,206	1,628
*,1	Beazer Homes USA Inc.	58,503	1,608
	Ralph Lauren Corp.	7,395	1,295
[1]	Wingstop Inc.	2,593	1,096
*	American Axle & Manufacturing Holdings Inc.	137,506	961
*	Brinker International Inc.	12,100	876
[1]	Perdoceo Education Corp.	38,849	832
[1]	General Motors Co.	14,022	651
[1]	Buckle Inc.	15,305	565
*	Warby Parker Inc. Class A	29,271	470
*	G-III Apparel Group Ltd.	17,307	469
*	Hanesbrands Inc.	93,384	460
			42,612
Consumer Staples (4.9%)
[1]	PriceSmart Inc.	49,068	3,984
*,1	United Natural Foods Inc.	289,168	3,788
[1]	Target Corp.	24,829	3,676
[1]	Coca-Cola Consolidated Inc.	2,147	2,330
[1]	SpartanNash Co.	89,626	1,681
	Costco Wholesale Corp.	1,850	1,573
[1]	Altria Group Inc.	33,692	1,535
*	Performance Food Group Co.	14,587	964
[1]	Vector Group Ltd.	68,876	728
*	Hain Celestial Group Inc.	83,521	577
*	Pilgrim's Pride Corp.	14,765	568
*	BellRing Brands Inc.	8,351	477
*,1	Olaplex Holdings Inc.	280,151	431
	B&G Foods Inc.	43,530	352
			22,664
Energy (6.2%)
[1]	Ardmore Shipping Corp.	183,169	4,127
	Scorpio Tankers Inc.	48,989	3,982
	Dorian LPG Ltd.	69,395	2,912
[1]	Select Water Solutions Inc.	272,051	2,911
*	CONSOL Energy Inc.	25,325	2,584

Market Neutral Fund
		Shares	Market Value• ($000)
[1]	APA Corp.	70,770	2,083
[1]	Marathon Petroleum Corp.	11,677	2,026
*,1	ProPetro Holding Corp.	155,091	1,345
*	Nabors Industries Ltd. (XNYS)	16,689	1,188
*	Oceaneering International Inc.	42,217	999
	Civitas Resources Inc.	13,925	961
	Valero Energy Corp.	5,856	918
*	Weatherford International plc	7,117	871
	Archrock Inc.	41,212	833
	Crescent Energy Co. Class A	65,080	771
	VAALCO Energy Inc.	77,298	485
			28,996
Financials (18.5%)
*,1	Robinhood Markets Inc. Class A	180,829	4,107
*,1	NMI Holdings Inc. Class A	120,570	4,104
[1]	CNO Financial Group Inc.	147,123	4,078
[1]	MGIC Investment Corp.	188,055	4,053
*,1	Mr Cooper Group Inc.	48,301	3,924
[1]	Essent Group Ltd.	68,112	3,827
	Zions Bancorp NA	86,068	3,733
[1]	Bank of NT Butterfield & Son Ltd.	105,549	3,707
	Affiliated Managers Group Inc.	23,661	3,697
[1]	BankUnited Inc.	125,635	3,677
[1]	OFG Bancorp	95,046	3,559
*,1	Marqeta Inc. Class A	595,425	3,263
[1]	SLM Corp.	156,371	3,251
[1]	PROG Holdings Inc.	84,758	2,939
*	Enova International Inc.	47,126	2,934
*	Block Inc. (XNYS)	45,343	2,924
[1]	Lincoln National Corp.	64,041	1,992
*,1	Customers Bancorp Inc.	40,747	1,955
	Enact Holdings Inc.	60,157	1,844
[1]	Westamerica BanCorp	37,834	1,836
[1]	KeyCorp.	128,857	1,831
*,1	Coinbase Global Inc. Class A	8,086	1,797
*,1	PayPal Holdings Inc.	30,499	1,770
*,1	LendingClub Corp.	189,391	1,602
[1]	Truist Financial Corp.	40,687	1,581
*	Hamilton Insurance Group Ltd. Class B	92,080	1,533
*	Arch Capital Group Ltd.	12,531	1,264
[1]	Central Pacific Financial Corp.	55,724	1,181
	Western Alliance Bancorp	18,408	1,156
*	Palomar Holdings Inc.	12,537	1,017
[1]	Banner Corp.	17,845	886
	Citizens Financial Group Inc.	21,421	772
[1]	Equitable Holdings Inc.	18,844	770
	Comerica Inc.	14,921	762
[1]	Virtu Financial Inc. Class A	32,716	735
*,1	Skyward Specialty Insurance Group Inc.	18,498	669
[1]	S&T Bancorp Inc.	16,261	543
	Veritex Holdings Inc.	22,956	484
	Hope Bancorp Inc.	44,436	477
			86,234
Health Care (12.6%)
*,1	Tenet Healthcare Corp.	28,747	3,824
*,1	PetIQ Inc.	161,702	3,567
*,1	Option Care Health Inc.	122,460	3,392
*,1	PTC Therapeutics Inc.	103,500	3,165
*,1	Ironwood Pharmaceuticals Inc.	460,850	3,005
*	Incyte Corp.	47,081	2,854
*	Align Technology Inc.	11,563	2,792
*,1	Elanco Animal Health Inc. (XNYS)	170,543	2,461
*,1	AdaptHealth Corp.	242,199	2,422
*	Lantheus Holdings Inc.	28,412	2,281
*,1	CareDx Inc.	145,725	2,263
*,1	Vir Biotechnology Inc.	226,064	2,012
*,1	Novavax Inc.	154,592	1,957
[1]	Organon & Co.	74,410	1,540
*	Beam Therapeutics Inc.	65,198	1,528

Market Neutral Fund
		Shares	Market Value• ($000)
*,1	Fate Therapeutics Inc.	447,612	1,468
*	ACADIA Pharmaceuticals Inc.	90,220	1,466
*	ANI Pharmaceuticals Inc.	19,774	1,259
*,1	Health Catalyst Inc.	192,097	1,228
*	Inmode Ltd.	64,579	1,178
*	IDEXX Laboratories Inc.	2,167	1,056
*	IQVIA Holdings Inc.	4,939	1,044
*	Ultragenyx Pharmaceutical Inc.	24,539	1,009
*,1	REGENXBIO Inc.	63,147	739
*,1	Insulet Corp.	3,538	714
*,1	Veeva Systems Inc. Class A	3,743	685
*,1	Illumina Inc.	6,460	674
*,1	Pediatrix Medical Group Inc.	83,294	629
*	Amneal Pharmaceuticals Inc.	91,230	579
*,1	Agenus Inc.	33,574	562
*	Editas Medicine Inc.	118,506	553
*	Hims & Hers Health Inc.	26,265	530
	Bristol-Myers Squibb Co.	12,473	518
*,1	Omnicell Inc.	18,583	503
*,1	Coherus Biosciences Inc.	277,976	481
*	Community Health Systems Inc.	134,210	451
*	Novocure Ltd.	23,923	410
*	Phreesia Inc.	19,193	407
*,1	Nektar Therapeutics	261,128	324
[1]	Embecta Corp.	25,467	318
*,1	Nevro Corp.	34,382	290
*	Mersana Therapeutics Inc.	118,116	237
*	Solventum Corp.	3,770	199
*,1	Sangamo Therapeutics Inc.	376,349	135
*,1	FibroGen Inc.	36,712	33
*,1	GRAIL Inc.	1,076	17
			58,759
Industrials (16.5%)
*,1	SkyWest Inc.	48,550	3,984
	ABM Industries Inc.	77,967	3,943
[1]	Owens Corning	22,045	3,830
[1]	Griffon Corp.	58,751	3,752
[1]	Steelcase Inc. Class A	282,666	3,663
*,1	GMS Inc.	43,876	3,537
*,1	American Woodmark Corp.	43,172	3,393
*,1	Legalzoom.com Inc.	401,400	3,368
*,1	Upwork Inc.	311,884	3,353
*,1	MRC Global Inc.	254,602	3,287
*	AZEK Co. Inc.	77,334	3,258
[1]	Herc Holdings Inc.	22,699	3,026
*,1	Builders FirstSource Inc.	21,784	3,015
[1]	H&E Equipment Services Inc.	67,238	2,970
[1]	Dun & Bradstreet Holdings Inc.	319,124	2,955
*,1	Masterbrand Inc.	195,025	2,863
*,1	JELD-WEN Holding Inc.	208,716	2,811
	Veralto Corp.	29,337	2,801
	TransUnion	26,800	1,987
[1]	Delta Air Lines Inc.	35,820	1,699
*	Lyft Inc. Class A	115,434	1,628
	MillerKnoll Inc.	60,980	1,615
[1]	Terex Corp.	26,645	1,461
[1]	Applied Industrial Technologies Inc.	5,466	1,060
*,1	Beacon Roofing Supply Inc.	10,017	907
	Interface Inc.	47,129	692
	Avis Budget Group Inc.	6,440	673
	Brink's Co.	6,276	643
	Paycom Software Inc.	4,475	640
*	XPO Inc.	6,012	638
	Arcosa Inc.	7,079	590
	Automatic Data Processing Inc.	2,255	538
*	Sun Country Airlines Holdings Inc.	37,702	474
*	Clarivate plc	82,382	469
	ACCO Brands Corp.	91,204	429
*	BlueLinx Holdings Inc.	4,573	426

Market Neutral Fund
		Shares	Market Value• ($000)
	Heidrick & Struggles International Inc.	10,156	321
			76,699
Information Technology (11.9%)
*,1	BigCommerce Holdings Inc. Series 1	516,206	4,161
[1]	HP Inc.	107,563	3,767
*	SMART Global Holdings Inc.	163,377	3,736
*,1	MaxLinear Inc.	178,313	3,591
*,1	RingCentral Inc. Class A	119,858	3,380
*,1	DocuSign Inc.	55,962	2,994
[1]	TD SYNNEX Corp.	24,111	2,782
*,1	Wix.com Ltd.	15,006	2,387
*,1	Axcelis Technologies Inc.	16,543	2,352
*	Cirrus Logic Inc.	17,896	2,285
*	Kyndryl Holdings Inc.	73,991	1,947
*,1	Zuora Inc. Class A	171,117	1,699
*,1	TTM Technologies Inc.	86,467	1,680
	QUALCOMM Inc.	7,611	1,516
	Microsoft Corp.	3,362	1,503
	NVIDIA Corp.	12,006	1,483
*,1	ACM Research Inc. Class A	59,948	1,382
*	Twilio Inc. Class A	23,303	1,324
*	Cloudflare Inc. Class A	15,988	1,324
*,1	CommScope Holding Co. Inc.	1,036,684	1,275
*,1	Yext Inc.	238,325	1,275
	Sapiens International Corp. NV	35,934	1,219
*,1	Domo Inc. Class B	153,211	1,183
	Hewlett Packard Enterprise Co.	48,695	1,031
	Pegasystems Inc.	14,854	899
	Amkor Technology Inc.	20,453	819
	Lam Research Corp.	693	738
*	Extreme Networks Inc.	49,145	661
*,1	CommVault Systems Inc.	5,254	639
	Intel Corp.	15,183	470
			55,502
Materials (3.7%)
[1]	Eagle Materials Inc.	15,987	3,477
*,1	Constellium SE	179,932	3,392
	Kaiser Aluminum Corp.	37,226	3,272
	Scotts Miracle-Gro Co.	38,986	2,536
	Louisiana-Pacific Corp.	28,001	2,305
[1]	Ryerson Holding Corp.	65,797	1,283
[1]	Commercial Metals Co.	21,129	1,162
			17,427
Real Estate (6.8%)
[1]	American Assets Trust Inc.	178,811	4,002
[1]	Cousins Properties Inc.	169,653	3,927
[1]	Park Hotels & Resorts Inc.	242,891	3,638
[1]	Kite Realty Group Trust	160,279	3,587
[1]	RLJ Lodging Trust	359,573	3,463
	Simon Property Group Inc.	17,733	2,692
[1]	Kilroy Realty Corp.	83,735	2,610
[1]	Summit Hotel Properties Inc.	324,460	1,943
[1]	Piedmont Office Realty Trust Inc. Class A	232,255	1,684
[1]	Host Hotels & Resorts Inc.	59,173	1,064
	EPR Properties	18,569	780
[1]	Brixmor Property Group Inc.	24,596	568
	Sabra Health Care REIT Inc.	34,274	528
	Paramount Group Inc.	105,676	489
	Ryman Hospitality Properties Inc.	4,712	471
			31,446
Utilities (3.2%)
[1]	Black Hills Corp.	69,144	3,760
[1]	National Fuel Gas Co.	67,427	3,654
[1]	UGI Corp.	152,527	3,493
[1]	AES Corp.	195,133	3,428

Market Neutral Fund
		Shares	Market Value• ($000)
	Spire Inc.	13,027	791
			15,126
Total Common Stocks—Long Positions (Cost $423,378)			449,558
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2,3]	Vanguard Market Liquidity Fund, 5.380% (Cost $4,439)	44,398	4,439
Common Stocks Sold Short (-96.1%)
Communication Services (-3.5%)
*	Take-Two Interactive Software Inc.	(25,105)	(3,904)
	TKO Group Holdings Inc.	(35,912)	(3,878)
*	Sphere Entertainment Co.	(93,026)	(3,261)
	Cogent Communications Holdings Inc.	(32,939)	(1,859)
*	EchoStar Corp. Class A	(90,329)	(1,609)
*	AMC Entertainment Holdings Inc. Class A	(253,550)	(1,263)
	TEGNA Inc.	(33,415)	(466)
			(16,240)
Consumer Discretionary (-8.9%)
*	Topgolf Callaway Brands Corp.	(265,282)	(4,059)
	Churchill Downs Inc.	(28,024)	(3,912)
	Choice Hotels International Inc.	(30,055)	(3,576)
	Krispy Kreme Inc.	(327,665)	(3,526)
	Tempur Sealy International Inc.	(71,042)	(3,363)
*	LGI Homes Inc.	(35,411)	(3,169)
*	Mister Car Wash Inc.	(351,691)	(2,504)
	Lithia Motors Inc.	(9,834)	(2,483)
*	First Watch Restaurant Group Inc.	(140,647)	(2,470)
	Acushnet Holdings Corp.	(33,612)	(2,134)
*	Kura Sushi USA Inc. Class A	(32,873)	(2,074)
	Service Corp. International	(27,368)	(1,947)
	A-Mark Precious Metals Inc.	(38,229)	(1,237)
	Cracker Barrel Old Country Store Inc.	(27,895)	(1,176)
	Hasbro Inc.	(14,950)	(875)
*	Rivian Automotive Inc. Class A	(60,484)	(812)
	Tractor Supply Co.	(2,587)	(698)
*	Sweetgreen Inc. Class A	(20,828)	(628)
*	Leslie's Inc.	(118,011)	(494)
*	QuantumScape Corp.	(96,433)	(474)
			(41,611)
Consumer Staples (-5.0%)
*	BJ's Wholesale Club Holdings Inc.	(43,916)	(3,858)
	Dollar General Corp.	(28,432)	(3,759)
*	Chefs' Warehouse Inc.	(65,363)	(2,556)
	Weis Markets Inc.	(39,912)	(2,505)
	Brown-Forman Corp. Class B	(52,319)	(2,260)
*	Sprouts Farmers Market Inc.	(22,736)	(1,902)
	Walgreens Boots Alliance Inc.	(95,889)	(1,160)
	MGP Ingredients Inc.	(15,269)	(1,136)
	J & J Snack Foods Corp.	(6,777)	(1,100)
	Lamb Weston Holdings Inc.	(8,761)	(737)
	Estee Lauder Cos. Inc. Class A	(5,852)	(623)
*	e.l.f. Beauty Inc.	(2,948)	(621)
	National Beverage Corp.	(11,652)	(597)
*	Celsius Holdings Inc.	(7,247)	(414)
			(23,228)
Energy (-5.9%)
*	NextDecade Corp.	(518,406)	(4,116)
	Core Laboratories Inc.	(201,631)	(4,091)
	Chesapeake Energy Corp.	(44,881)	(3,689)
*	Energy Fuels Inc.	(540,520)	(3,276)
	Atlas Energy Solutions Inc.	(157,778)	(3,144)
*	Uranium Energy Corp.	(516,908)	(3,107)
	Sitio Royalties Corp. Class A	(114,448)	(2,702)
	New Fortress Energy Inc.	(93,714)	(2,060)
	Texas Pacific Land Corp.	(857)	(629)

Market Neutral Fund
		Shares	Market Value• ($000)
	ONEOK Inc.	(5,809)	(474)
			(27,288)
Financials (-17.9%)
	Moelis & Co. Class A	(72,965)	(4,149)
	ServisFirst Bancshares Inc.	(63,766)	(4,029)
	PJT Partners Inc. Class A	(37,250)	(4,020)
*	Toast Inc. Class A	(155,911)	(4,018)
	Glacier Bancorp Inc.	(100,186)	(3,739)
	Lakeland Financial Corp.	(58,722)	(3,613)
	TFS Financial Corp.	(285,393)	(3,602)
	Houlihan Lokey Inc.	(26,422)	(3,563)
	New York Community Bancorp Inc.	(1,079,231)	(3,475)
*	Rocket Cos. Inc. Class A	(252,546)	(3,460)
	First Financial Bankshares Inc.	(117,149)	(3,459)
*	Remitly Global Inc.	(274,343)	(3,325)
	FactSet Research Systems Inc.	(7,899)	(3,225)
	Visa Inc. Class A	(12,277)	(3,222)
*	Encore Capital Group Inc.	(73,051)	(3,048)
*	Baldwin Insurance Group Inc.	(81,787)	(2,901)
	Arthur J Gallagher & Co.	(10,833)	(2,809)
	BGC Group Inc. Class A	(329,753)	(2,737)
	Interactive Brokers Group Inc. Class A	(20,118)	(2,466)
	Kemper Corp.	(38,519)	(2,285)
*	PRA Group Inc.	(96,236)	(1,892)
	Stewart Information Services Corp.	(28,233)	(1,753)
	Bank of Hawaii Corp.	(30,494)	(1,744)
*	NCR Atleos Corp.	(62,976)	(1,702)
	P10 Inc. Class A	(199,843)	(1,695)
	Walker & Dunlop Inc.	(12,397)	(1,217)
*	Upstart Holdings Inc.	(43,409)	(1,024)
	White Mountains Insurance Group Ltd.	(554)	(1,007)
	City Holding Co.	(8,593)	(913)
	WisdomTree Inc.	(76,141)	(754)
	Cullen/Frost Bankers Inc.	(6,008)	(611)
*	Bancorp Inc.	(13,711)	(518)
*	NU Holdings Ltd. Class A	(39,782)	(513)
	Capitol Federal Financial Inc.	(85,411)	(469)
	Live Oak Bancshares Inc.	(10,947)	(384)
			(83,341)
Health Care (-12.8%)
*	Vaxcyte Inc.	(54,688)	(4,129)
*	Madrigal Pharmaceuticals Inc.	(14,322)	(4,012)
*	TransMedics Group Inc.	(25,659)	(3,865)
*	agilon health Inc.	(586,487)	(3,836)
*	Axsome Therapeutics Inc.	(46,983)	(3,782)
*	PROCEPT BioRobotics Corp.	(60,443)	(3,692)
*	R1 RCM Inc.	(267,450)	(3,359)
*	Masimo Corp.	(24,867)	(3,132)
*	Neogen Corp.	(181,565)	(2,838)
*	Liquidia Corp.	(214,492)	(2,574)
*	Harrow Inc.	(123,047)	(2,570)
*	Tarsus Pharmaceuticals Inc.	(91,663)	(2,491)
*	Sana Biotechnology Inc.	(411,492)	(2,247)
*	Inari Medical Inc.	(46,204)	(2,225)
*	SpringWorks Therapeutics Inc.	(47,960)	(1,807)
*	Mirum Pharmaceuticals Inc.	(52,238)	(1,786)
*	Recursion Pharmaceuticals Inc. Class A	(183,181)	(1,374)
*	Geron Corp.	(315,279)	(1,337)
*	Nuvalent Inc. Class A	(17,480)	(1,326)
*	Viking Therapeutics Inc.	(22,843)	(1,211)
*	Scholar Rock Holding Corp.	(137,400)	(1,144)
	Patterson Cos. Inc.	(43,023)	(1,038)
*	CG oncology Inc.	(31,792)	(1,004)
*	Henry Schein Inc.	(15,361)	(985)
*	Schrodinger Inc.	(50,844)	(983)
*	Alignment Healthcare Inc.	(61,597)	(482)
*	Apellis Pharmaceuticals Inc.	(11,606)	(445)
			(59,674)

Market Neutral Fund
		Shares	Market Value• ($000)
Industrials (-16.1%)
	FTAI Aviation Ltd.	(42,196)	(4,356)
*	Casella Waste Systems Inc. Class A	(40,463)	(4,015)
*	FTI Consulting Inc.	(18,472)	(3,981)
*	Rocket Lab USA Inc.	(805,076)	(3,864)
*	ACV Auctions Inc. Class A	(208,207)	(3,800)
*	RBC Bearings Inc.	(13,774)	(3,716)
	HEICO Corp.	(16,574)	(3,706)
*	Bloom Energy Corp. Class A	(289,591)	(3,545)
	VSE Corp.	(39,577)	(3,494)
*	Montrose Environmental Group Inc.	(78,156)	(3,483)
*	Mercury Systems Inc.	(128,850)	(3,478)
*	Ameresco Inc. Class A	(118,422)	(3,412)
*	AeroVironment Inc.	(18,024)	(3,283)
*	Transcat Inc.	(26,123)	(3,126)
*	U-Haul Holding Co.	(49,846)	(3,077)
	Concentrix Corp.	(47,702)	(3,019)
*	Frontier Group Holdings Inc.	(611,908)	(3,017)
*	Verra Mobility Corp.	(108,916)	(2,962)
*	Hayward Holdings Inc.	(157,326)	(1,935)
*	JetBlue Airways Corp.	(315,423)	(1,921)
*	AerSale Corp.	(269,856)	(1,867)
*	Leonardo DRS Inc.	(51,961)	(1,326)
	Exponent Inc.	(10,423)	(991)
	Insperity Inc.	(9,497)	(866)
*	SiteOne Landscape Supply Inc.	(5,331)	(647)
	Heartland Express Inc.	(39,748)	(490)
	Cadre Holdings Inc.	(14,535)	(488)
	First Advantage Corp.	(28,707)	(461)
	RTX Corp.	(4,439)	(446)
	John Bean Technologies Corp.	(4,626)	(439)
			(75,211)
Information Technology (-12.2%)
*	MACOM Technology Solutions Holdings Inc.	(36,614)	(4,081)
	Ubiquiti Inc.	(27,886)	(4,062)
*	Aspen Technology Inc.	(18,625)	(3,700)
*	Mirion Technologies Inc.	(338,872)	(3,640)
*	First Solar Inc.	(15,066)	(3,397)
	Adeia Inc.	(291,289)	(3,258)
*	MicroStrategy Inc. Class A	(2,311)	(3,183)
*	Enphase Energy Inc.	(28,455)	(2,837)
	Power Integrations Inc.	(39,105)	(2,745)
*	Instructure Holdings Inc.	(92,355)	(2,162)
*	Allegro MicroSystems Inc.	(70,657)	(1,995)
*	Globant SA	(10,863)	(1,936)
	Crane NXT Co.	(31,342)	(1,925)
	Universal Display Corp.	(8,238)	(1,732)
	InterDigital Inc.	(14,726)	(1,717)
*	DoubleVerify Holdings Inc.	(86,700)	(1,688)
*	Cleanspark Inc.	(102,518)	(1,635)
*	Lumentum Holdings Inc.	(24,006)	(1,222)
*	NextNav Inc.	(150,437)	(1,220)
*	MeridianLink Inc.	(49,739)	(1,062)
*	PAR Technology Corp.	(21,004)	(989)
*	CCC Intelligent Solutions Holdings Inc.	(78,845)	(876)
	Apple Inc.	(4,046)	(852)
*	Jamf Holding Corp.	(40,276)	(665)
*	indie Semiconductor Inc. Class A	(101,517)	(626)
*	Clearfield Inc.	(15,759)	(608)
*	GLOBALFOUNDRIES Inc.	(11,889)	(601)
*	Sprout Social Inc. Class A	(15,358)	(548)
*	VeriSign Inc.	(2,718)	(483)
*	Super Micro Computer Inc.	(506)	(415)
*	Sprinklr Inc. Class A	(41,112)	(396)
*	Digi International Inc.	(14,989)	(344)
			(56,600)
Materials (-3.7%)
	FMC Corp.	(61,264)	(3,526)
	Celanese Corp.	(25,532)	(3,444)

Market Neutral Fund
		Shares	Market Value• ($000)
*	Novagold Resources Inc.	(905,281)	(3,132)
	Ramaco Resources Inc. Class A	(195,047)	(2,428)
	Hecla Mining Co.	(476,772)	(2,312)
	Albemarle Corp.	(8,456)	(808)
*	Ivanhoe Electric Inc.	(82,275)	(772)
	Compass Minerals International Inc.	(59,515)	(615)
*	Piedmont Lithium Inc.	(19,710)	(197)
			(17,234)
Real Estate (-6.9%)
	Farmland Partners Inc.	(336,085)	(3,875)
	Extra Space Storage Inc.	(24,904)	(3,870)
	Rexford Industrial Realty Inc.	(81,094)	(3,616)
	Safehold Inc.	(186,071)	(3,589)
	WP Carey Inc.	(62,214)	(3,425)
	NETSTREIT Corp.	(203,486)	(3,276)
	National Storage Affiliates Trust	(63,223)	(2,606)
	SBA Communications Corp.	(12,078)	(2,371)
	Essential Properties Realty Trust Inc.	(53,281)	(1,476)
*	Apartment Investment and Management Co. Class A	(174,180)	(1,444)
	Diversified Healthcare Trust	(467,145)	(1,425)
	Douglas Emmett Inc.	(48,967)	(652)
	Terreno Realty Corp.	(7,991)	(473)
			(32,098)
Utilities (-3.2%)
	Ormat Technologies Inc. (XNYS)	(54,076)	(3,877)
	IDACORP Inc.	(39,290)	(3,660)
*	Altus Power Inc.	(631,104)	(2,474)
	Public Service Enterprise Group Inc.	(26,895)	(1,982)
	Brookfield Renewable Corp. Class A	(58,669)	(1,665)
	NextEra Energy Inc.	(15,397)	(1,090)
			(14,748)
Total Common Stocks Sold Short (Proceeds $420,048)			(447,273)
Other Assets and Other Liabilities—Net (98.6%)			458,883
Net Assets (100%)			465,607
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Long security positions with a value of $294,325,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $216,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Assets and Liabilities
As of June 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $423,378)	449,558
Affiliated Issuers (Cost $4,439)	4,439
Total Investments in Securities	453,997
Investment in Vanguard	14
Cash Segregated for Short Positions	457,524
Receivables for Investment Securities Sold	2,556
Receivables for Accrued Income	551
Receivables for Capital Shares Issued	43
Total Assets	914,685
Liabilities
Securities Sold Short, at Value (Proceeds $420,048)	447,273
Due to Custodian	198
Payables for Investment Securities Purchased	27
Collateral for Securities on Loan	216
Payables for Capital Shares Redeemed	874
Payables to Vanguard	37
Accrued Dividend Expense on Securities Sold Short	267
Payables to Broker-Dealer	186
Total Liabilities	449,078
Net Assets	465,607
At June 30, 2024, net assets consisted of:

Paid-in Capital	557,944
Total Distributable Earnings (Loss)	(92,337)
Net Assets	465,607

Investor Shares—Net Assets
Applicable to 31,695,087 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	440,436
Net Asset Value Per Share—Investor Shares	$13.90

Institutional Shares—Net Assets
Applicable to 1,817,861 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	25,171
Net Asset Value Per Share—Institutional Shares	$13.85

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Operations

Six Months Ended June 30, 2024
($000)
Investment Income
Income
Dividends[1]	3,094
Interest[2]	12,196
Securities Lending—Net	65
Total Income	15,355
Expenses
The Vanguard Group—Note B
Investment Advisory Services	69
Management and Administrative—Investor Shares	353
Management and Administrative—Institutional Shares	13
Marketing and Distribution—Investor Shares	18
Marketing and Distribution—Institutional Shares	1
Custodian Fees	10
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	—
Dividend Expense on Securities Sold Short	2,773
Other Expenses	6
Total Expenses	3,258
Net Investment Income	12,097
Realized Net Gain (Loss)
Investment Securities Sold—Long Positions[2]	32,927
Investment Securities Sold—Short Positions	(6,799)
Realized Net Gain (Loss)	26,128
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Long Positions[2]	(18,344)
Investment Securities—Short Positions	4,072
Change in Unrealized Appreciation (Depreciation)	(14,272)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,953
1	Dividends are net of foreign withholding taxes of $13,000.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $213,000, ($4,000), and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Statement of Changes in Net Assets

	Six Months Ended June 30, 2024	Year Ended December 31, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	12,097	24,168
Realized Net Gain (Loss)	26,128	57,495
Change in Unrealized Appreciation (Depreciation)	(14,272)	(28,502)
Net Increase (Decrease) in Net Assets Resulting from Operations	23,953	53,161
Distributions
Investor Shares	(197)	(22,681)
Institutional Shares	(15)	(1,480)
Total Distributions	(212)	(24,161)
Capital Share Transactions
Investor Shares	(43,451)	(210,654)
Institutional Shares	(5,537)	(27,367)
Net Increase (Decrease) from Capital Share Transactions	(48,988)	(238,021)
Total Increase (Decrease)	(25,247)	(209,021)
Net Assets
Beginning of Period	490,854	699,875
End of Period	465,607	490,854

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.23	$12.39	$11.00	$8.94	$10.19	$11.62
Investment Operations
Net Investment Income[1]	.337	.572	.107	.017	.051	.206
Net Realized and Unrealized Gain (Loss) on Investments	.339	.941	1.376	2.060	(1.229)	(1.314)
Total from Investment Operations	.676	1.513	1.483	2.077	(1.178)	(1.108)
Distributions
Dividends from Net Investment Income	(.006)	(.673)	(.093)	(.017)	(.072)	(.322)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.006)	(.673)	(.093)	(.017)	(.072)	(.322)
Net Asset Value, End of Period	$13.90	$13.23	$12.39	$11.00	$8.94	$10.19
Total Return	5.11%	12.24%	13.48%	23.24%	-11.57%	-9.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$440	$461	$648	$283	$243	$408
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.33%	1.80%	1.83%	1.31%	1.18%	1.46%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to Average Net Assets	4.99%	4.50%	0.90%	0.18%	0.52%	1.90%
Portfolio Turnover Rate	51%	124%	209%	133%	172%	141%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 1.13%, 1.60%, 1.63%, 0.84%, 0.98%, and 1.26%, respectively.
3	Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.27%, 0.00%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Six Months Ended June 30, 2024	Year Ended December 31,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$13.18	$12.34	$10.96	$8.90	$10.15	$11.57
Investment Operations
Net Investment Income[1]	.338	.566	.108	.017	.057	.213
Net Realized and Unrealized Gain (Loss) on Investments	.340	.953	1.368	2.065	(1.230)	(1.305)
Total from Investment Operations	.678	1.519	1.476	2.082	(1.173)	(1.092)
Distributions
Dividends from Net Investment Income	(.008)	(.679)	(.096)	(.022)	(.077)	(.328)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.008)	(.679)	(.096)	(.022)	(.077)	(.328)
Net Asset Value, End of Period	$13.85	$13.18	$12.34	$10.96	$8.90	$10.15
Total Return	5.14%	12.33%	13.47%	23.39%	-11.58%	-9.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25	$29	$52	$45	$65	$142
Ratio of Total Expenses to Average Net Assets
Based on Total Expenses[2,3]	1.27%	1.74%	1.77%	1.25%	1.12%	1.40%
Net of Dividend and Borrowing Expense on Securities Sold Short	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of Net Investment Income to Average Net Assets	5.11%	4.48%	0.91%	0.17%	0.59%	1.96%
Portfolio Turnover Rate	51%	124%	209%	133%	172%	141%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Includes dividend expense on securities sold short of 1.13%, 1.60%, 1.63%, 0.84%, 0.98%, and 1.26%, respectively.
3	Includes borrowing expense on securities sold short of 0.00%, 0.00%, 0.00%, 0.27%, 0.00%, and 0.00%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Neutral Fund
Notes to Financial Statements
Vanguard Market Neutral Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. A gain, limited to the price at which the fund sold the security short, or a loss, theoretically unlimited in size, is recognized upon the termination of the short sale. The fund is charged a fee on borrowed securities, based on the market value of each borrowed security and a variable rate that is dependent upon the availability of such security, and the fund may receive a portion of the income from the investment of collateral which offsets the borrowing fee. The net amounts of fees or income are recorded as borrowing expense on securities sold short (for net fees charged) or interest income (for net income received) on the Statement of Operations. Dividends on securities sold short are reported as an expense in the Statement of Operations. Cash collateral segregated for securities sold short is recorded as an asset in the Statement of Assets and Liabilities. Long security positions segregated as collateral are shown in the Schedule of Investments.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended June 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.

Market Neutral Fund
7. Other: Dividend income (or dividend expense on short positions) is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At June 30, 2024, the fund had contributed to Vanguard capital in the amount of $14,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At June 30, 2024, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.
D.	As of June 30, 2024, gross unrealized appreciation and depreciation for investments and securities sold short based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	429,739
Gross Unrealized Appreciation	98,624
Gross Unrealized Depreciation	(101,591)
Net Unrealized Appreciation (Depreciation)	(2,967)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2023, the fund had available capital losses totaling $127,572,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
E.	During the six months ended June 30, 2024, the fund purchased $221,766,000 of investment securities and sold $256,302,000 of investment securities, other than temporary cash investments. The proceeds of short sales and the cost of purchases to cover short sales were $236,788,000 and $259,874,000, respectively.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2024, such purchases were $0 and sales were $409,000, resulting in net realized loss of $24,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.	Capital share transactions for each class of shares were:

	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	118,473	8,563	183,160	14,227
Issued in Lieu of Cash Distributions	140	10	16,452	1,249
Redeemed	(162,064)	(11,747)	(410,266)	(32,895)
Net Increase (Decrease)—Investor Shares	(43,451)	(3,174)	(210,654)	(17,419)

Market Neutral Fund
	Six Months Ended June 30, 2024		Year Ended December 31, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Institutional Shares
Issued	5,143	373	28,782	2,237
Issued in Lieu of Cash Distributions	14	1	1,135	87
Redeemed	(10,694)	(786)	(57,284)	(4,305)
Net Increase (Decrease)—Institutional Shares	(5,537)	(412)	(27,367)	(1,981)
G.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.	Management has determined that no events or transactions occurred subsequent to June 30, 2024, that would require recognition or disclosure in these financial statements.
Q6342 082024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Market Neutral Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the portfolio’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD Montgomery FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD montgomery FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: August 21, 2024

VANGUARD montgomery FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: August 21, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33- 48863), Incorporated by Reference.